Basic and diluted net earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of Net Earnings (Loss) and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Net earnings (loss) attributable to shareholders of AQN	(253,231)	(33,387)	$16,908	$57,578
Series A preferred shares dividend	1,142	1,219	2,290	2,437
Series D preferred shares dividend	938	1,001	1,882	2,003
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$(255,311)	$(35,607)	$12,736	$53,138
Weighted average number of shares
Basic	687,847,010	674,742,897	688,277,615	674,720,319
Effect of dilutive securities	—	—	2,127,104	3,046,590
Diluted	687,847,010	674,742,897	690,404,719	677,766,909